Income Taxes - Schedule of Components of Income Tax Benefit (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current provision (benefit):
Federal					$ 1,539	$ 13,685	$ (1,083)
State					4,906	3,302	1,809
Total current provision					6,445	16,987	726
Deferred provision (benefit):
Federal					(7,536)	(67,874)	(11,699)
State					(3,588)	(16,406)	7,950
Foreign					(1,710)	(1,873)	(281)
Change in valuation allowance					1,710	1,873	281
Total deferred benefit			$ (11,068)	$ (16,685)	(11,124)	(84,280)	(3,749)
Total income tax benefit	$ 2,375	$ (331)	$ (704)	$ (9,711)	$ (4,679)	$ (67,293)	$ (3,023)